Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Other equity instruments [member]	Reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2018	¥ 320,426	¥ 28,265	¥ 7,791	¥ 149,354	¥ 130,094	¥ 4,922
Net profit	59,007				58,281	726
Other comprehensive income	34,912			34,847		65
Total comprehensive income	93,919			34,847	58,281	791
Transactions with owners
Appropriation to reserves (Note 36)				13,087	(13,087)
Dividends paid (Note 32)	(4,916)				(4,916)
Dividends to non-controlling interests	(133)					(133)
Reserves to retained earnings (Note 36)				(86)	86
Others	64			64
Total transactions with owners	(4,985)			13,065	(17,917)	(133)
Ending balance at Dec. 31, 2019	409,360	28,265	7,791	197,266	170,458	5,580
Net profit	51,373				50,257	1,116
Other comprehensive income	25,750			25,699		51
Total comprehensive income	77,123			25,699	50,257	1,167
Transactions with owners
Appropriation to reserves (Note 36)				16,025	(16,025)
Dividends paid (Note 32)	(20,834)				(20,834)
Dividends to non-controlling interests	(174)					(174)
Others	(8,538)		(7,791)	(1,055)		308
Total transactions with owners	(29,546)		¥ (7,791)	14,970	(36,859)	134
Ending balance at Dec. 31, 2020	456,937	28,265		237,935	183,856	6,881
Net profit	52,412				50,921	1,491
Other comprehensive income	(4,594)			(4,608)		14
Total comprehensive income	47,818			(4,608)	50,921	1,505
Transactions with owners
Appropriation to reserves (Note 36)				15,378	(15,378)
Dividends paid (Note 32)	(18,089)				(18,089)
Dividends to non-controlling interests	(359)					(359)
Reserves to retained earnings (Note 36)				45	(45)
Others	351			305		46
Total transactions with owners	(18,097)			15,728	(33,512)	(313)
Ending balance at Dec. 31, 2021	¥ 486,658	¥ 28,265		¥ 249,055	¥ 201,265	¥ 8,073